Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
Class A common stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	39,812,629	20,555,129
Common stock, shares outstanding	39,812,629	20,555,129
Class B common stock
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued
Common stock, shares outstanding